SCHEDULE OF RECONCILIATION OF STATUTORY FEDERAL INCOME TAX RATE (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Tax at federal statutory rate	(21.00%)	(21.00%)
Permanent differences	10.40%	14.80%
Research and development credits	2.20%	(1.90%)
Change in valuation allowance	10.10%	8.10%
Effective income tax rate